Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Goodwill
10.	GOODWILL

	December 31,
	2014	2015
Gross amount:
Beginning balance	$29,509	$344,630
Goodwill acquired in acquisitions of business	316,492	24,410
Goodwill in relation to disposal of subsidiaries	-	(34,065)
Exchange rate differences	(1,371)	(14,136)
Ending balance	344,630	320,839

Accumulated impairment loss:
Beginning balance	-	-
Impairment	-	(7,871)
Ending balance	-	(7,871)

Goodwill, net	$344,630	$312,968

The Group assessed the qualitative factors to determine it is not more likely than not that the fair value of each reporting unit is less than its respective carrying amount. Impairment loss of goodwill were $nil, $nil, and $7,871 during the years ended December 31, 2013, 2014 and 2015.